Long-Term Debt And Short-Term Debt	12 Months Ended
Mar. 31, 2012
Long-Term Debt And Short-Term Debt
(9)	Long-term Debt and Short-term Debt

Long-term debt at March 31, 2012 and 2011 is set forth below:

	Yen (millions)
	2012	2011
Unsecured Straight bond, due 2011, interest 1.64%	—	100,000
Unsecured Straight bond, due 2012, interest 1.14%	—	100,000
Unsecured Straight bond, due 2013, interest 0.38%	150,000	150,000
Unsecured Straight bond, due 2013, interest 0.82% *1	10,000	—
Unsecured Straight bond, due 2013, interest 1.49% *2	20,000	—
Unsecured Straight bond, due 2014, interest 1.404%	200,000	200,000
Unsecured Straight bond, due 2014, interest 2.02% *1	31,769	—
Unsecured Straight bond, due 2015, interest 1.66% *2	39,996	—
Unsecured Straight bond, due 2016, interest 0.752%	200,000	200,000
Unsecured Straight bond, due 2018, interest 1.081%	150,000	150,000
Unsecured Straight bond, due 2019, interest 2.05%	100,000	100,000
Unsecured Straight bond, due 2019, interest 1.593% *2	30,000	—
Unsecured Straight bonds issued by subsidiaries, due 2011 - 2019, interest 0.82% - 2.02% *1,2	—	162,407
Unsecured bank loans, due 2011 - 2015, effective interest 1.0% in fiscal 2012 and 1.1% in fiscal 2011	149,814	259,801
Secured bank loans by subsidiaries, due 2011 - 2027, effective interest 1.84% in fiscal 2012 and 1.91% in fiscal 2011	1,732	3,473
Capital lease obligations	74,082	110,177

	1,157,393	1,535,858
Less current portion	215,625	373,571

	941,768	1,162,287

*1	Bonds originally issued by SANYO were transferred to the Company in fiscal 2012.
*2	Bonds originally issued by Panasonic Electric Works Co., Ltd. (PEW) were transferred to the Company in fiscal 2012.

The aggregate annual maturities of long-term debt after March 31, 2012 are as follows:

Year ending March 31	Yen (millions)
2013	215,625
2014	285,960
2015	100,584
2016	248,594
2017	7,659
2018 and thereafter	298,971

As is customary in Japan, short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future and present indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations due to the bank. At March 31, 2012 and 2011, loans subject to such general agreements amounted to 1,732 million yen and 3,899 million yen, respectively.

Each of the loan agreements grants the lender the right to request additional security or mortgages on certain assets. At March 31, 2012 and 2011, other investments and advances, and property, plant and equipment with a book value of 2,550 million yen and 8,945 million yen respectively, were pledged as collateral by subsidiaries for secured loans from banks.

The balance of short-term debt also includes borrowings under acceptances and short-term loans of foreign subsidiaries. Additionally, the balance of short-term debt at March 31, 2012 includes 369,489 million yen of short-term bonds, which were newly issued during fiscal 2012. The weighted-average interest rate on short-term debt outstanding at March 31, 2012 and 2011 was 0.6% and 2.8%, respectively.